Net Loss Per Share - Summary of Computation of Diluted Net Loss per Share Attributable to Common Stockholders (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	29,201	24,444	29,201	24,444	24,590	17,105
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	24,816	21,458	24,816	21,458	21,458	15,181
Common stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,789	2,001	3,789	2,001	2,255	1,567
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	33	33	33	33	33	33
Shares subject to repurchase [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	563	952	563	952	844	324